PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 124,273	$ 121,067
Accumulated depreciation	104,033	98,091
Property and equipment, net	20,240	22,976
Depreciation expenses	8,339	8,666	$ 8,912
Computer, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	103,291	100,516
Accumulated depreciation	88,323	83,822
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,489	13,126
Accumulated depreciation	10,504	9,551
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,493	7,425
Accumulated depreciation	$ 5,206	$ 4,718